Fair Value of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Interest expense	$ 234,044	$ 232,077	$ 229,643
Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Loss from fair value adjustment	6,100
Forward Contracts [Member] | Selling, General and Administrative Expenses [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Gain (loss) related to changes in fair values of the forward contracts	500	(400)	(1,000)
Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Derivative, notional amount	2,200,000	1,500,000
Aggregate fair value of outstanding interest rate caps	1,900	3,300
Interest rate derivative assets at fair value	1,800
Interest expense	400	2,700	$ 3,900
Other Accrued Expenses [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	1,000	1,000
Prepaid Expenses and Other Current Assets [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	1,800
Other Noncurrent Liabilities [Member] | Interest Rate Cap [Member]
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fair value of outstanding interest rate caps	$ 900	$ 2,300